Provisions (Tables)	12 Months Ended
Dec. 31, 2017
Provisions [abstract]
Disclosure of provisions

	Closure and Decommissioning	Litigation	Total
December 31, 2015	$50,453	$4,418	$54,871
Revisions in estimates and obligations incurred	6,875	—	6,875
Charged (credited) to earnings:
-new provisions	—	347	347
-change in estimate	—	(104)	(104)
-exchange gains on provisions	—	(32)	(32)
Charged in the year	—	(297)	(297)
Reclamation expenditures	(6,080)	—	(6,080)
Accretion expense (Note 23)	4,363	—	4,363
December 31, 2016	$55,611	$4,332	$59,943
Revisions in estimates and obligations incurred	12,561	—	12,561
Charged (credited) to earnings:
-new provisions	—	767	767
-change in estimate	—	(228)	(228)
-exchange gains on provisions	—	93	93
Charged in the year	—	(867)	(867)
Reclamation expenditures	(8,749)	—	(8,749)
Accretion expense (Note 23)	5,973	—	5,973
December 31, 2017	$65,396	$4,097	$69,493

Maturity analysis of total provisions:	December 31, 2017	December 31, 2016
Current	$8,245	$8,499
Non-Current	61,248	51,444
	$69,493	$59,943